COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES [abstract]
Disclosure of commitments and contingent liabilities

32.   COMMITMENTS AND CONTINGENT LIABILITIES

Operating lease commitments

The Group leases land and buildings, service stations and other equipment through non-cancellable operating leases. These operating leases do not contain provisions for contingent lease rentals. None of the rental agreements contains escalation provisions that may require higher future rental payments.

As of December 31, 2017 and 2018, the future minimum lease payments of the Group under operating leases are as follows:

	December 31,
	2017	2018
	RMB	RMB

Within one year	11,114	15,625
Between one and two years	11,492	14,668
Between two and three years	10,730	13,986
Between three and four years	10,552	13,734
Between four and five years	10,428	13,494
Thereafter	202,806	281,287
	257,122	352,794

Capital commitments

As of December 31, 2017 and 2018, the capital commitments of the Group are as follows:

	December 31,
	2017	2018
	RMB	RMB

Authorized and contracted for (i)	120,386	141,045
Authorized but not contracted for	57,997	54,392
	178,383	195,437

These capital commitments relate to oil and gas exploration and development, refining and petrochemical production capacity expansion projects, the construction of service stations and oil depots and investment commitments.

Note:

(i)	The investment commitments for the year ended December 31, 2017 and 2018 of the Group were RMB 3,364 and RMB 5,553, respectively.

Commitments to joint ventures

Pursuant to certain of the joint venture agreements entered into by the Group, the Group is obliged to purchase products from the joint ventures based on market prices.

Exploration and production licenses

Exploration licenses for exploration activities are registered with the Ministry of Natural Resources. The maximum term of the Group’s exploration licenses is 7 years, and may be renewed twice within 30 days prior to expiration of the original term with each renewal being for a two-year term. The Group is obligated to make progressive annual minimum exploration investment relating to the exploration blocks in respect of which the license is issued. The Ministry of Natural Resources also issues production licenses to the Group on the basis of the reserve reports approved by relevant authorities. The maximum term of a full production license is 30 years unless a special dispensation is given by the State Council. The maximum term of production licenses issued to the Group is 80 years as a special dispensation was given to the Group by the State Council. The Group’s production license is renewable upon application by the Group 30 days prior to expiration.

The Group is required to make payments of exploration license fees and production right usage fees to the Ministry of Natural Resources annually which are expensed. Expenses recognized were approximately RMB 333, RMB 308 and RMB 231 for the years ended December 31, 2016, 2017 and 2018, respectively.

Estimated future annual payments are as follows:

	December 31,
	2017	2018
	RMB	RMB

Within one year	205	380
Between one and two years	83	79
Between two and three years	32	33
Between three and four years	28	28
Between four and five years	28	28
Thereafter	882	852
	1,258	1,400

Contingent liabilities

As of December 31, 2017 and 2018, guarantees by the group in respect of facilities granted to the parties below are as follows:

	December 31,
	2017	2018
	RMB	RMB

Joint ventures	940	5,033
Associates (ii)	13,520	12,168
Others	9,732	7,197
	24,192	24,398

Management monitors the conditions that are subject to the guarantees to identify whether it is probable that a loss will occur, and recognizes any such losses under guarantees when those losses are reliably estimable. As of December 31, 2017 and 2018, it was not probable that the Group will be required to make payments under the guarantees. Thus no liability has been accrued for a loss related to the Group’s obligation under these guarantee arrangements.

Note:

(i)

The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2017 and 2018, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 13,520, RMB 12,168.

Environmental contingencies

Under existing legislation, management believes that there are no probable liabilities that will have a material adverse effect on the financial position or operating results of the Group. The PRC government, however, has moved, and may move further towards more rigorous enforcement of applicable laws, and towards the adoption of more stringent environmental standards. Environmental liabilities are subject to considerable uncertainties which affect management’s ability to estimate the ultimate cost of remediation efforts. These uncertainties include i) the exact nature and extent of the contamination at various sites including, but not limited to refineries, oil fields, service stations, terminals and land development areas, whether operating, closed or sold, ii) the extent of required cleanup efforts, iii) varying costs of alternative remediation strategies, iv) changes in environmental remediation requirements, and v) the identification of new remediation sites. The amount of such future cost is indeterminable due to such factors as the unknown magnitude of possible contamination and the unknown timing and extent of the corrective actions that may be required. Accordingly, the outcome of environmental liabilities under proposed or future environmental legislation cannot reasonably be estimated at present, and could be material.

The Group paid normal routine pollutant discharge fees of approximately RMB 6,358, RMB 7,851 and RMB 7,940 in the consolidated financial statements for the years ended December 31, 2016, 2017 and 2018, respectively.

Legal contingencies

The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavourable outcome of such contingencies, lawsuits or other proceedings and believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.